Financial Income and Expense	12 Months Ended
Dec. 31, 2024
Financial Income and Expense [Abstract]
FINANCIAL INCOME AND EXPENSE

19 – FINANCIAL INCOME AND EXPENSE

For the years ended December 31, 2024, 2023 and 2022, financial income consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Financial interest income	1,011,865	831,177	229,303
Foreign exchange gains, net	396,626	2,726,407	2,337,815
Warrant income, net	--	3,843	--
Total	1,408,491	3,561,427	2,567,118

For the years ended December 31, 2024, 2023 and 2022, financial expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Interest expense on financial liabilities	9,976,717	6,741,305	1,884,753
Bank commission expenses	2,819	31,414	47,136
Total	9,979,536	6,772,719	1,931,889